CAPITAL DISCLOSURES (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2022	Mar. 31, 2022
Capital Disclosures
Payables and accrued expenses	$ 2,400	$ 800
Current assets	15,500	24,800
Shareholders' equity attributable to owners	$ 168,900	$ 121,200